UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Acuity Investment Management Inc.
Address:     Toronto-Dominion Bank Tower, 31st Floor
             Toronto, Ontario, Canada M5K 1E9

Form 13F File Number:     028-12739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jacqueline Sanz
Title:     Chief Privacy Officer, Vice President, Corporate Compliance and
           Oversight
Phone:     416-367-1900

Signature, Place and Date of Signing:

/s/ Jacqueline Sanz     Toronto, Canada     April 17, 2013
-------------------     ---------------     --------------
(Signature)            (City, State)       (Date)

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

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                          FORM 13F SUMMARY PAGE

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 119

Form 13F Information Table Value Total: US$ 1,018,741 (thousands)

List of Other Included Managers:
None


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
                                                    TITLE OR             MARKET VALUE  SHARES OR   INVESTMENT  VOTING AUTHORITY
SECURITY NAME                                       CLASS     CUSIP      X1000  USD    PRN AMT     DISCRETION        SOLE
------------------------------                      --------  ---------  ------------  ----------  ----------  ----------------
ARM Holdings PLC ADR                                ADR       042068106         3,229      76,200  SOLE                  76,200
AT&T Inc.                                           COM       00206R102           712      19,400  SOLE                  19,400
Accenture PLC 'A'                                   COM       G1151C101           821      10,800  SOLE                  10,800
Acuity Brands Inc.                                  COM       00508Y102         2,338      33,700  SOLE                  33,700
Aetna Inc.                                          COM       00817Y108           383       7,500  SOLE                   7,500
Agnico-Eagle Mines Limited                          COM       008474108         7,229     176,300  SOLE                 176,300
Agrium Inc.                                         COM       008916108         2,827      29,000  SOLE                  29,000
Alamos Gold Inc.                                    COM       011527108         4,346     316,600  SOLE                 316,600
Albemarle Corporation                               COM       012653101         1,382      22,100  SOLE                  22,100
Altera Corporation                                  COM       021441100         5,038     142,000  SOLE                 142,000
Analog Devices Inc.                                 COM       032654105         6,747     145,100  SOLE                 145,100
ArcelorMittal                                       COM       03938L104         5,259     403,500  SOLE                 403,500
BCE Inc.                                            COM       05534B760            47       1,000  SOLE                   1,000
Bank of Montreal                                    COM       063671101        42,119     669,400  SOLE                 669,400
Bank of Nova Scotia                                 COM       064149107        93,124   1,600,955  SOLE               1,600,955
Banro Corporation                                   COM       066800103        13,965   8,156,000  SOLE               8,156,000
Barrick Gold Corporation                            COM       067901108        10,421     354,890  SOLE                 354,890
Bellatrix Exploration Limited                       COM       078314101         7,186   1,116,600  SOLE               1,116,600
Berkshire Hathaway Inc. 'B'                         COM       084670702            47         450  SOLE                       0
Brookfield Office Properties                        COM       112900105         7,641     445,230  SOLE                 445,230
CAE Inc.                                            COM       124765108         5,415     554,200  SOLE                 554,200
CGI Group Inc. 'A'                                  COM       39945C109            71       2,600  SOLE                   2,600
CLARCOR Inc.                                        COM       179895107         1,053      20,100  SOLE                  20,100
CVS Caremark Corporation                            COM       126650100         1,446      26,300  SOLE                  26,300
Cameco Corporation                                  COM       13321L108            64       3,100  SOLE                   3,100
Canadian Imperial Bank of Commerce                  COM       136069101        45,389     578,875  SOLE                 578,875
Canadian National Railway Co.                       COM       136375102        30,087     299,458  SOLE                 299,458
Canadian Natural Resources Ltd.                     COM       136385101        11,382     355,110  SOLE                 355,110
Canadian Pacific Railway Limited                    COM       13645T100        15,638     119,900  SOLE                 119,900
Catamaran Corp                                      COM       148887102         4,667      88,100  SOLE                  88,100
Cenovus Energy Inc.                                 COM       15135U109        11,981     387,000  SOLE                 387,000
Cisco Systems Inc.                                  COM       17275R102         3,089     147,700  SOLE                 147,700
Cott Corporation                                    COM       22163N106           703      69,600  SOLE                  69,600
Cree Inc.                                           COM       225447101           799      14,600  SOLE                  14,600
Cummins Inc.                                        COM       231021106         8,757      75,600  SOLE                  75,600
Deere & Company                                     COM       244199105         1,032      12,000  SOLE                  12,000
Discover Financial Services                         COM       254709108         1,794      40,000  SOLE                  40,000
Eli Lilly and Company                               COM       532457108         1,460      25,700  SOLE                  25,700
Enbridge Inc.                                       COM       29250N105         5,746     123,440  SOLE                 123,440
Encana Corporation                                  COM       292505104         1,479      76,050  SOLE                  76,050
Endeavour Silver Corporation                        COM       29258Y103           196      31,400  SOLE                  31,400
Family Dollar Stores Inc.                           COM       307000109           136       2,300  SOLE                   2,300
FedEx Corporation                                   COM       31428X106         8,005      81,500  SOLE                  81,500
First Majestic Silver Corporation                   COM       32076V103         2,347     145,000  SOLE                 145,000
Ford Motor Credit Co. 4.25% November 15, 2016       CCB       345370CN8         8,820   5,500,000  SOLE               5,500,000
Franco-Nevada Corporation                           COM       351858105           821      18,000  SOLE                  18,000
Franco-Nevada Corporation Warrants May 26, 2014(1)  WARR      351858105         1,035     475,000  SOLE                 475,000
GlaxoSmithKline PLC ADR                             ADR       37733W105         4,983     106,200  SOLE                 106,200
Goldcorp Inc.                                       COM       380956409        17,820     529,810  SOLE                 529,810
Halliburton Company                                 COM       406216101         2,065      51,100  SOLE                  51,100
HollyFrontier Corporation                           COM       436106108         4,220      82,000  SOLE                  82,000
International Business Machines Corporation         COM       459200101           704       3,300  SOLE                   3,300
JPMorgan Chase & Co                                 COM       46625H100        14,901     313,900  SOLE                 313,900
Johnson Controls Inc.                               COM       478366107         1,905      54,300  SOLE                  54,300
Lowe's Companies Inc.                               COM       548661107           713      18,800  SOLE                  18,800
MGM Resorts International 4.25% April 15, 2015      CCB       55303QAE0         4,016   3,700,000  SOLE               3,700,000
Macy's Inc.                                         COM       55616P104         1,046      25,000  SOLE                  25,000
Magna International Inc.                            COM       559222401        23,823     405,450  SOLE                 405,450
Manulife Financial Corporation                      COM       56501R106        16,117   1,094,808  SOLE               1,094,808
MasTec Inc.                                         COM       576323109         1,396      47,885  SOLE                  47,885
McKesson Corporation                                COM       58155Q103           356       3,300  SOLE                   3,300
Merus Labs International Inc.                       COM       59047R101            20      25,000  SOLE                  25,000
MetLife Inc.                                        COM       59156R108           776      20,400  SOLE                  20,400
Microsoft Corporation                               COM       594918104            31       1,100  SOLE                   1,100
Newell Rubbermaid Inc.                              COM       651229106           700      26,800  SOLE                  26,800
Omnicare Inc. 3.75% April 1, 2042                   CCB       681904AP3         4,051   3,650,000  SOLE               3,650,000
Oncolytics Biotech Inc.                             COM       682310107        37,005  11,937,911  SOLE              11,937,911
Open Text Corporation                               COM       683715106         2,942      49,800  SOLE                  49,800
Oracle Corporation                                  COM       68389X105         3,705     114,550  SOLE                 114,550
PBF Energy Inc.                                     COM       69318G106         7,584     204,000  SOLE                 204,000
Pall Corporation                                    COM       696429307           951      13,900  SOLE                  13,900
Parker Hannifin Corporation                         COM       701094104           724       7,900  SOLE                   7,900
Patterson-UTI Energy Inc.                           COM       703481101         3,455     144,900  SOLE                 144,900
Peabody Energy Corp.                                COM       704549104        20,530     970,500  SOLE                 970,500
Pentair Ltd-Registered                              COM       H6169Q108         2,496      47,300  SOLE                  47,300
Pfizer Inc.                                         COM       717081103         5,525     191,400  SOLE                 191,400
Potash Corp. of Saskatchewan Inc.                   COM       73755L107        15,333     390,505  SOLE                 390,505
Praxair Inc.                                        COM       74005P104         1,622      14,535  SOLE                  14,535
Precision Drilling Corporation                      COM       74022D308         7,604     822,900  SOLE                 822,900
Progressive Waste Solutions Limited                 COM       74339G101         3,789     179,000  SOLE                 179,000
QUALCOMM Inc.                                       COM       747525103         6,870     102,600  SOLE                 102,600
Quanta Services Inc.                                COM       74762E102           940      32,900  SOLE                  32,900
Randgold Resources Limited ADR                      ADR       752344309         2,399      27,900  SOLE                  27,900
Research In Motion Limited                          COM       760975102         1,944     130,900  SOLE                 130,900
Rio Alto Mining Limited                             COM       76689T104         1,022     222,400  SOLE                 222,400
Rio Tinto PLC ADR                                   ADR       767204100           768      16,300  SOLE                  16,300
Royal Bank of Canada                                COM       780087102        91,992   1,527,480  SOLE               1,527,480
SAP AG ADR                                          ADR       803054204         6,968      86,500  SOLE                       0
Safeway Inc.                                        COM       786514208         1,075      40,800  SOLE                  40,800
Seagate Technology PLC                              COM       G7945M107         2,607      71,300  SOLE                  71,300
Silver Standard Resources Inc.                      COM       82823L106         2,360     223,700  SOLE                 223,700
Silver Wheaton Corporation                          COM       828336107         4,566     145,900  SOLE                 145,900
Stantec Inc.                                        COM       85472N109         5,794     131,400  SOLE                 131,400
Starwood Hotels & Resorts Worldwide Inc.            COM       85590A401           561       8,800  SOLE                   8,800
Suncor Energy Inc.                                  COM       867224107        54,622   1,823,472  SOLE               1,823,472
Tahoe Resources Inc.                                COM       873868103         2,411     137,100  SOLE                 137,100
Taiwan Semiconductor Manufacturing Company
  Limited ADR                                       ADR       874039100         3,858     224,400  SOLE                 224,400
Taseko Mines Limited                                COM       876511106         1,421     510,400  SOLE                 510,400
Teck Resources Limited 'B'                          COM       878742204        19,118     679,290  SOLE                 679,290
Tesla Motors Inc                                    COM       88160R101           591      15,600  SOLE                  15,600
The Descartes Systems Group Inc.                    COM       249906108        19,609   2,093,128  SOLE               2,093,128
The Timken Company                                  COM       887389104           770      13,600  SOLE                  13,600
Thermo Fisher Scientific Inc.                       COM       883556102         1,744      22,800  SOLE                  22,800
Tim Hortons Inc.                                    COM       88706M103         3,591      66,100  SOLE                  66,100
Toronto-Dominion Bank                               COM       891160509        95,861   1,151,735  SOLE               1,151,735
TransCanada Corporation                             COM       89353D107         7,145     149,700  SOLE                 149,700
TransGlobe Energy Corporation                       COM       893662106           856     100,000  SOLE                 100,000
Trimble Navigation Limited                          COM       896239100         1,468      49,000  SOLE                  49,000
US Bancorp                                          COM       902973304        16,306     480,500  SOLE                 480,500
United Natural Foods Inc.                           COM       911163103         1,358      27,600  SOLE                  27,600
United Parcel Service Inc. 'B'                      COM       911312106         7,415      86,300  SOLE                  86,300
Valeant Pharmaceuticals International Inc.          COM       91911K102         9,313     124,100  SOLE                 124,100
Valmont Industries Inc.                             COM       920253101           975       6,200  SOLE                   6,200
Wells Fargo & Company                               COM       949746101        17,718     478,900  SOLE                 478,900
Whole Foods Market Inc.                             COM       966837106           573       6,600  SOLE                   6,600
Wi-LAN Inc.                                         COM       928972108         2,593     639,500  SOLE                 639,500
World Energy Solutions Inc.                         COM       98145W208           459     104,580  SOLE                 104,580
Xilinx Inc.                                         COM       983919101         1,913      50,100  SOLE                  50,100
Yamana Gold Inc.                                    COM       98462Y100        16,006   1,039,300  SOLE               1,039,300

                                                         119  Records       1,018,741                                61,009,547
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